Share-Based Payments - Schedule of Range of Exercise Prices and the Remaining Contractual Life (Details) - MoneyHero Share Options [Member]	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Schedule of Range of Exercise Prices and the Remaining Contractual Life [Line Items]
Exercise price US$ per share (in Dollars per share)	$ 0.0001	$ 0.0001
Number of Share Options	690,055	2,879,571
Bottom of Range [Member]
Schedule of Range of Exercise Prices and the Remaining Contractual Life [Line Items]
Remaining contractual life (years)	8 years	9 years
Top of Range [Member]
Schedule of Range of Exercise Prices and the Remaining Contractual Life [Line Items]
Remaining contractual life (years)	8 years 1 month 24 days	9 years 1 month 24 days